LEASEHOLD LAND PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
LEASEHOLD LAND PAYMENTS [abstract]
Schedule of lease prepayments
RMB’000

At 1 January 2016
Cost	1,274,082
Accumulated amortisation	(325,556)
Net book amount	948,526

Year ended 31 December 2016
Opening net book amount	948,526
Transfer from fixed assets (Note 6)	715,003
Amortisation charges	(38,670)
Closing net book amount	1,624,859

At 31 December 2016
Cost	1,989,085
Accumulated amortisation	(364,226)
Net book amount	1,624,859

Year ended 31 December 2017
Opening net book amount	1,624,859
Transfer from fixed assets (Note 6)	403,282
Assets classified as held for sale	(2,183)
Amortisation charges	(45,680)
Closing net book amount	1,980,278

At 31 December 2017
Cost	2,388,326
Accumulated amortisation	(408,048)
Net book amount	1,980,278

Schedule of maturity analysis of operating lease payments explanatory
	2016	2017
	RMB’000	RMB’000

Lease of between 10 to 20 years	873,411	1,257,346
Lease of between 20 to 30 years	751,448	722,932
	1,624,859	1,980,278